FEDERATED COMPLEX FUNDS

SUPPLEMENT TO PROSPECTUSES

Please be advised that effective March 31, 1999, the adviser to the below-listed funds changed its name from Federated Advisers to Federated Investment Management Company. Federated Investment Management Company is a registered investment adviser with its principal offices at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Accordingly, all references to Federated Advisers should be replaced with references to Federated Investment Management Company.

CASH TRUST SERIES, INC.            FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

  Government Cash Series           FEDERATED MUNICIPAL SECURITIES FUND, INC.

  Municipal Cash Series            FIXED INCOME SECURITIES, INC.

  Prime Cash Series                  Federated Limited Term Fund
  Treasury Cash Series               Federated Limited Term Municipal Fund

CASH TRUST SERIES II                 Federated Strategic Income Fund

  Municipal Cash Series II         INVESTMENT SERIES FUNDS, INC.

  Treasury Cash Series II             Federated Bond Fund

FEDERATED ADJUSTABLE RATE U.S.        LIBERTY TERM TRUST, INC. - 1999
  GOVERNMENT FUND, INC.               LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

FEDERATED AMERICAN LEADERS            MONEY MARKET MANAGEMENT, INC.
  FUND, INC.                          MUNICIPAL SECURITIES INCOME TRUST

FEDERATED EQUITY INCOME FUND, INC. Federated California Municipal Income Fund FEDERATED FUND FOR U.S. GOVERNMENT
                                Federated Michigan Intermediate Municipal Trust

  SECURITIES, INC.                     Federated New York Municipal Income Fund
FEDERATED GOVERNMENT INCOME            Federated Ohio Municipal Income Fund

  SECURITIES, INC.                 Federated Pennsylvania Municipal Income Fund

FEDERATED HIGH INCOME BOND FUND, INC.

                                                                  March 31, 1999

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Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

020922 (3/99)
506257